UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

GOVERNMENT PORTFOLIO

FORM N-Q

MAY 31, 2017

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 97.0%
U.S. Government Agencies - 60.2%
Federal Farm Credit Bank (FFCB)	1.000%	6/12/17	$50,000,000	$50,000,610	(a)
Federal Farm Credit Bank (FFCB)	1.242%	6/12/17	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.000%	7/3/17	40,500,000	40,500,481	(a)
Federal Farm Credit Bank (FFCB)	0.970%	8/21/17	30,000,000	29,991,926	(a)
Federal Farm Credit Bank (FFCB)	1.100%	10/5/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.050%	10/23/17	25,000,000	24,999,003	(a)
Federal Farm Credit Bank (FFCB)	1.230%	11/13/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.232%	11/27/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.262%	11/27/17	25,000,000	25,003,706	(a)
Federal Farm Credit Bank (FFCB)	1.342%	11/27/17	24,800,000	24,797,551	(a)
Federal Farm Credit Bank (FFCB)	1.212%	12/18/17	13,000,000	12,999,297	(a)
Federal Farm Credit Bank (FFCB)	1.212%	12/22/17	100,000,000	99,993,817	(a)
Federal Farm Credit Bank (FFCB)	1.000%	1/9/18	80,000,000	79,921,723	(a)
Federal Farm Credit Bank (FFCB)	1.134%	1/29/18	75,000,000	74,994,902	(a)
Federal Farm Credit Bank (FFCB)	1.030%	1/30/18	70,000,000	69,935,100	(a)
Federal Farm Credit Bank (FFCB)	1.100%	2/23/18	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.120%	2/27/18	100,000,000	99,991,826	(a)
Federal Farm Credit Bank (FFCB)	1.020%	3/9/18	27,600,000	27,582,817	(a)
Federal Farm Credit Bank (FFCB)	1.282%	4/13/18	150,000,000	149,986,870	(a)
Federal Farm Credit Bank (FFCB)	1.130%	5/17/18	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB)	1.040%	6/1/18	51,800,000	51,750,361	(a)
Federal Farm Credit Bank (FFCB)	1.130%	6/27/18	100,000,000	99,989,194	(a)
Federal Farm Credit Bank (FFCB)	1.302%	7/9/18	100,000,000	99,988,866	(a)
Federal Farm Credit Bank (FFCB)	1.039%	7/11/18	115,000,000	115,026,994	(a)
Federal Farm Credit Bank (FFCB)	1.099%	7/12/18	78,750,000	78,777,393	(a)
Federal Farm Credit Bank (FFCB)	1.135%	8/1/18	48,000,000	48,034,430	(a)
Federal Farm Credit Bank (FFCB)	1.312%	8/1/18	15,000,000	14,998,235	(a)
Federal Farm Credit Bank (FFCB)	1.150%	8/10/18	50,000,000	49,999,983	(a)
Federal Farm Credit Bank (FFCB)	1.100%	8/27/18	55,000,000	54,960,025	(a)
Federal Farm Credit Bank (FFCB)	1.170%	9/12/18	35,000,000	35,009,648	(a)
Federal Farm Credit Bank (FFCB)	1.090%	10/3/18	39,175,000	39,177,779	(a)
Federal Farm Credit Bank (FFCB)	1.262%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.980%	1/14/19	55,000,000	54,995,518	(a)
Federal Farm Credit Bank (FFCB)	0.924%	1/30/19	155,000,000	154,973,619	(a)
Federal Farm Credit Bank (FFCB)	1.075%	3/22/19	100,000,000	99,987,567	(a)
Federal Farm Credit Bank (FFCB)	1.042%	3/25/19	25,000,000	24,997,721	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.603%	6/6/17	50,000,000	49,995,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.662%	6/13/17	20,000,000	19,995,600	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.802%	7/19/17	25,000,000	24,973,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.822%	7/24/17	25,000,000	24,969,819	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.714%	8/4/17	50,000,000	49,936,889	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.714%	8/8/17	95,000,000	94,872,595	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684%	8/11/17	50,000,000	49,932,944	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684%	8/17/17	37,000,000	36,946,186	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.734%	8/18/17	75,000,000	74,881,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.814%	8/31/17	50,000,000	49,897,625	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684 - 0.805%	9/12/17	70,000,000	69,856,945	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.713 - 0.795%	9/21/17	17,000,000	16,958,716	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.735%	10/10/17	40,000,000	39,893,744	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.836%	10/11/17	50,000,000	49,847,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.907%	10/12/17	50,000,000	49,833,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.806%	10/17/17	75,000,000	74,770,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.764%	10/19/17	10,000,000	9,970,444	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.775%	10/30/17	65,000,000	64,790,068	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.745 - 0.876%	11/2/17	120,000,000	119,573,292	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Farm Credit Bank (FFCB), Discount Notes	0.786 - 0.866%	11/6/17	$75,000,000	$74,734,472	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.877%	11/14/17	100,000,000	99,598,834	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.947%	11/29/17	55,000,000	54,740,064	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.847%	12/1/17	10,000,000	9,957,300	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.908%	12/5/17	25,000,000	24,883,125	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.929%	12/11/17	30,000,000	29,852,033	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.949%	12/28/17	50,000,000	49,725,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.857%	1/11/18	60,000,000	59,682,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.109%	1/18/18	50,000,000	49,647,083	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.181%	3/1/18	50,000,000	49,556,375	(b)
Federal Home Loan Bank (FHLB)	1.108%	7/10/17	100,000,000	99,999,736	(a)
Federal Home Loan Bank (FHLB)	1.054%	11/28/17	300,000,000	299,988,788	(a)
Federal Home Loan Bank (FHLB)	1.054%	11/28/17	50,000,000	49,998,451	(a)
Federal Home Loan Bank (FHLB)	1.005%	12/1/17	23,500,000	23,499,105	(a)
Federal Home Loan Bank (FHLB)	1.040%	2/9/18	50,000,000	50,001,773	(a)
Federal Home Loan Bank (FHLB)	1.040%	3/1/18	43,875,000	43,874,168	(a)
Federal Home Loan Bank (FHLB)	0.973%	3/26/18	100,000,000	100,008,291	(a)
Federal Home Loan Bank (FHLB)	1.044%	3/28/18	150,000,000	150,000,077	(a)
Federal Home Loan Bank (FHLB)	0.891%	4/20/18	175,700,000	175,702,598	(a)
Federal Home Loan Bank (FHLB)	1.083%	10/26/18	44,000,000	43,999,980	(a)
Federal Home Loan Bank (FHLB)	0.969%	1/18/19	190,000,000	189,999,793	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.776%	6/14/17	100,000,000	99,972,014	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.600 - 0.700%	6/1/17	335,155,000	335,155,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.778%	6/7/17	100,000,000	99,987,050	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.641%	6/9/17	111,000,000	110,984,238	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.781%	6/12/17	185,000,000	184,955,908	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.791%	6/23/17	80,000,000	79,961,378	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.791 - 0.796%	6/26/17	214,000,000	213,882,375	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.819%	6/30/17	200,000,000	199,868,212	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.802 - 0.851%	7/5/17	563,000,000	562,565,178	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.832 - 0.860%	7/7/17	212,015,000	211,835,403	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.830%	7/12/17	200,000,000	199,811,400	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.856%	7/21/17	400,000,000	399,525,556	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.641%	7/26/17	150,000,000	149,853,563	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.647%	8/2/17	132,700,000	132,552,593	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.941%	8/9/17	150,000,000	149,730,038	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.959%	10/13/17	99,757,000	99,402,763	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.995 - 1.024%	10/20/17	112,200,000	111,763,511	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.044%	11/8/17	75,000,000	74,653,667	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.051%	11/10/17	50,000,000	49,764,875	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.065%	11/13/17	75,000,000	74,635,625	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.079%	11/22/17	50,000,000	49,740,692	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.085%	11/24/17	97,900,000	97,383,567	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.007%	12/7/17	75,000,000	74,606,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.622%	6/1/17	50,540,000	50,540,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.782%	6/26/17	100,000,000	99,945,833	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.602 - 0.822%	7/17/17	374,681,000	374,348,639	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.612%	7/20/17	110,000,000	109,908,669	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.833%	8/3/17	75,000,000	74,891,062	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.833%	8/7/17	100,000,000	99,845,528	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.652%	8/24/17	100,000,000	99,848,333	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.833%	8/31/17	$82,500,000	$82,326,910	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.914%	9/18/17	70,000,000	69,807,130	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.903%	9/26/17	35,400,000	35,296,570	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.994%	10/10/17	100,000,000	99,639,750	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.005%	10/23/17	150,000,000	149,399,999	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.744%	11/1/17	250,000,000	249,213,750	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.020 - 1.025%	11/2/17	249,493,000	248,408,442	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes	0.972%	2/22/18	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	6/29/17	31,024,000	31,032,280
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.140%	7/21/17	100,000,000	99,998,590	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.072%	11/13/17	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.057%	1/5/18	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	1/12/18	60,000,000	59,937,567
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.905%	8/10/18	97,000,000	96,956,492	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.905%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.761%	6/19/17	200,000,000	199,924,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.781%	6/26/17	350,000,000	349,810,416	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.792%	7/5/17	106,207,000	106,127,758	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.602 - 0.822%	7/12/17	435,594,000	435,215,960	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.821 - 0.822%	7/19/17	335,344,000	334,977,726	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.612 - 0.617%	7/26/17	163,000,000	162,847,933	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.784%	9/11/17	73,631,000	73,468,275	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.795%	10/6/17	73,395,000	73,190,452	(b)
Federal National Mortgage Association (FNMA), Notes	1.003%	9/8/17	100,000,000	99,991,821	(a)
Federal National Mortgage Association (FNMA), Notes	1.002%	10/5/17	201,575,000	201,513,693	(a)
Federal National Mortgage Association (FNMA), Notes	0.875%	10/26/17	245,211,000	245,256,180
Federal National Mortgage Association (FNMA), Notes	1.102%	3/21/18	150,000,000	150,230,806	(a)

Total U.S. Government Agencies				13,781,205,919

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Bills - 2.2%
U.S. Treasury Bills	0.602%	7/27/17	$100,000,000	$99,906,667	(b)
U.S. Treasury Bills	0.904%	9/28/17	200,000,000	199,405,000	(b)
U.S. Treasury Bills	1.051%	11/24/17	200,000,000	198,977,734	(b)

Total U.S. Treasury Bills				498,289,401

U.S. Treasury Notes - 6.5%
U.S. Treasury Notes	0.875%	7/15/17	150,000,000	150,009,993
U.S. Treasury Notes	0.196 - 0.205%	7/31/17	300,000,000	299,899,002	(b)
U.S. Treasury Notes	2.375%	7/31/17	78,381,000	78,582,821
U.S. Treasury Notes	0.064 - 0.128%	10/31/17	525,000,000	524,626,442	(b)
U.S. Treasury Notes	1.875%	10/31/17	350,000,000	351,426,853
U.S. Treasury Notes	0.875%	11/15/17	100,000,000	100,001,874

Total U.S. Treasury Notes				1,504,546,985

Repurchase Agreements - 28.1%
Bank of America N.A. repurchase agreement dated 5/31/17; Proceeds at maturity - $250,005,486; (Fully collateralized by U.S. government obligations, 5.000% due 5/15/37; Market value - $256,009,400)	0.790%	6/1/17	250,000,000	250,000,000

Bank of America N.A. tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $465,010,204; (Fully collateralized by various U.S. government obligations and various U.S. government agency obligations, 0.000% to 1.125% due 5/24/18 to 7/15/26; Market value - $474,300,077)	0.790%	6/1/17	465,000,000	465,000,000

Bank of Montreal tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $250,005,486; (Fully collateralized by various U.S. government agency obligations, 0.625% to 4.000% due 10/31/17 to 3/20/47; Market value - $255,000,078)	0.790%	6/1/17	250,000,000	250,000,000

Credit Agricole SA tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $100,002,139; (Fully collateralized by various U.S. government obligations, 1.500% to 1.750% due 9/30/22 to 2/28/23; Market value - $102,000,020)	0.770%	6/1/17	100,000,000	100,000,000

Credit Agricole SA tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $2,210,048,497; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 12/31/21 to 2/15/44; Market value - $2,254,200,077)	0.790%	6/1/17	2,210,000,000	2,210,000,000

Federal Reserve Bank of New York tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $775,016,146; (Fully collateralized by various U.S. government obligations, 1.625% to 8.125% due 5/15/21 to 5/15/42; Market value - $775,016,150)	0.750%	6/1/17	775,000,000	775,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 2/6/17; Proceeds at maturity - $500,495,833; (Fully collateralized by various U.S. government agency obligations, 2.500% to 6.500% due 5/1/22 to 6/1/47; Market value - $510,000,000)	0.850%	7/12/17	500,000,000	500,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $360,007,600; (Fully collateralized by various U.S. government obligations, 0.125% to 6.750% due 9/30/17 to 11/15/44; Market value - $367,200,065)	0.760%	6/1/17	360,000,000	360,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Royal Bank of Canada tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $410,008,883; (Fully collateralized by various U.S. government obligations, 0.125% to 8.750% due 7/31/17 to 2/15/45; Market value - $418,200,073)	0.780%	6/1/17	$410,000,000	$410,000,000

Societe Generale NY tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $500,011,806; (Fully collateralized by various U.S. government obligations and U.S. government agency obligations, 0.875% to 6.750% due 4/30/18 to 3/20/46; Market value - $510,000,000)	0.850%	6/1/17	500,000,000	500,000,000

Toronto Dominion Bank NY tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $360,007,800; (Fully collateralized by various U.S. government obligations, 0.125% to 6.375% due 10/31/18 to 5/15/42; Market value - $367,200,068)	0.780%	6/1/17	360,000,000	360,000,000

Wells Fargo Bank N.A. tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $250,005,625; (Fully collateralized by various U.S. government obligations, 0.000% to 1.375% due 9/14/17 to 9/30/20; Market value - $255,000,017)	0.810%	6/1/17	250,000,000	250,000,000

Total Repurchase Agreements				6,430,000,000

TOTAL INVESTMENTS - 97.0% (Cost - $22,214,042,305#)				22,214,042,305
Other Assets in Excess of Liabilities - 3.0%				676,343,066

TOTAL NET ASSETS - 100.0%				$22,890,385,371

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$22,214,042,305	—	$22,214,042,305

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2017